UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	December 31, 2024 Semi-Annual Shareholder Report https://nixtetf.com/etf/

This semi-annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of September 9, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at https://nixtetf.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.09%

KEY FUND STATISTICS (as of Period End)
Net Assets	$35,650,859	Advisory Fees	$39,153
# of Portfolio Holdings	139	Fees Waived and/or Expenses Reimbursed	$(30,118)
Portfolio Turnover Rate*	4%	Net Advisory Fees Paid	$9,035
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	19.0%
Financials	13.3%
Health Care	13.1%
Information Technology	12.7%
Communication Services	12.4%
Real Estate	11.8%
Industrials	6.4%
Utilities	4.5%
Materials	3.4%
Consumer Staples	1.8%
Energy	1.4%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Lumen Technologies, Inc.	2.9%
Telephone and Data Systems, Inc.	1.4%
Lumentum Holdings, Inc.	1.3%
Affirm Holdings, Inc.	1.3%
Hanesbrands, Inc.	1.2%
Frontdoor, Inc.	1.2%
VF Corp.	1.1%
Omnicell, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Semtech Corp.	1.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://nixtetf.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2024

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Aerospace & Defense - 0.7%
Spirit AeroSystems Holdings, Inc. - Class A (a)	7,297	$248,682

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	3,289	339,819

Alternative Carriers - 3.7%
Cogent Communications Holdings, Inc.	3,638	280,381
Lumen Technologies, Inc. (a)	196,223	1,041,944
		1,322,325

Apparel Retail - 1.9%
American Eagle Outfitters, Inc.	9,591	159,882
Foot Locker, Inc. (a)	11,199	243,690
Gap, Inc.	11,379	268,886
		672,458

Apparel, Accessories & Luxury Goods - 4.6%
Carter's, Inc.	3,413	184,950
Hanesbrands, Inc. (a)	51,207	416,825
Ralph Lauren Corp.	1,427	329,608
Under Armour, Inc. - Class A (a)	34,696	287,283
VF Corp.	18,740	402,160
		1,620,826

Application Software - 5.0%
ACI Worldwide, Inc. (a)	6,848	355,479
Asana, Inc. - Class A (a)	15,703	318,300
Dropbox, Inc. - Class A (a)	10,082	302,863
LiveRamp Holdings, Inc. (a)	7,228	219,514
NCR Voyix Corp. (a)	19,062	263,818
RingCentral, Inc. - Class A (a)	7,883	275,984
		1,735,958

Automobile Manufacturers - 1.8%
Lucid Group, Inc. (a)	91,045	274,956
Rivian Automotive, Inc. - Class A (a)	26,237	348,952
		623,908

The accompanying notes are an integral part of these financial statements.

1

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
Automotive Retail - 0.8%
CarMax, Inc. (a)	3,475	$284,116

Biotechnology - 2.6%
Arrowhead Pharmaceuticals, Inc. (a)	10,286	193,377
Denali Therapeutics, Inc. (a)	15,123	308,207
Intellia Therapeutics, Inc. (a)	10,842	126,418
Sage Therapeutics, Inc. (a)	16,680	90,572
Vir Biotechnology, Inc. (a)	27,383	200,991
		919,565

Brewers - 0.7%
Boston Beer Co., Inc. - Class A (a)	834	250,183

Broadcasting - 0.6%
Paramount Global - Class B	20,433	213,729

Broadline Retail - 1.7%
Etsy, Inc. (a)	3,400	179,826
Kohl's Corp.	9,730	136,609
Nordstrom, Inc.	12,283	296,635
		613,070

Cable & Satellite - 2.6%
Cable One, Inc.	593	214,737
Liberty Broadband Corp. - Class C (a)	4,726	353,316
Sirius XM Holdings, Inc.	16,070	366,396
		934,449

Cargo Ground Transportation - 0.9%
Schneider National, Inc. - Class B	11,291	330,600

Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	5,336	447,957

Consumer Finance - 1.7%
Ally Financial, Inc.	6,089	219,265
Bread Financial Holdings, Inc.	6,326	386,265
		605,530

Diversified Banks - 0.8%
Comerica, Inc.	4,654	287,850

The accompanying notes are an integral part of these financial statements.

2

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.8%
Equitable Holdings, Inc.	6,326	$298,397

Diversified Metals & Mining - 0.6%
MP Materials Corp. (a)	14,594	227,666

Education Services - 0.8%
Grand Canyon Education, Inc. (a)	1,807	295,987

Electric Utilities - 3.8%
ALLETE, Inc.	3,943	255,506
Hawaiian Electric Industries, Inc. (a)	23,630	229,920
NRG Energy, Inc.	3,213	289,877
Pinnacle West Capital Corp.	3,197	271,010
TXNM Energy, Inc.	6,301	309,820
		1,356,133

Electrical Components & Equipment - 0.6%
Plug Power, Inc. (a)	100,497	214,059

Fertilizers & Agricultural Chemicals - 1.0%
FMC Corp.	3,957	192,350
Mosaic Co.	7,367	181,081
		373,431

Financial Exchanges & Data - 0.7%
MarketAxess Holdings, Inc.	1,167	263,789

Gas Utilities - 0.7%
ONE Gas, Inc.	3,614	250,270

Health Care Equipment - 4.1%
Enovis Corp. (a)	4,170	182,980
Envista Holdings Corp. (a)	11,815	227,911
Integra LifeSciences Holdings Corp. (a)	7,923	179,694
Masimo Corp. (a)	1,737	287,126
Omnicell, Inc. (a)	8,710	387,768
Teleflex, Inc.	1,112	197,914
		1,463,393

Health Care Facilities - 1.2%
Surgery Partners, Inc. (a)	9,313	197,156

The accompanying notes are an integral part of these financial statements.

3

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
Health Care Facilities - 1.2% (Continued)
Universal Health Services, Inc. - Class B	1,370	$245,806
		442,962

Health Care Services - 1.5%
Agilon health, Inc. (a)	42,256	80,286
Amedisys, Inc. (a)	2,537	230,334
Premier, Inc. - Class A	11,120	235,745
		546,365

Health Care Supplies - 1.0%
Dentsply Sirona, Inc.	7,784	147,740
Haemonetics Corp. (a)	2,580	201,447
		349,187

Home Furnishings - 0.3%
Leggett & Platt, Inc.	12,788	122,765

Hotels, Resorts & Cruise Lines - 2.2%
Marriott Vacations Worldwide Corp.	2,430	218,214
Sabre Corp. (a)	81,361	296,968
Travel + Leisure Co.	5,363	270,563
		785,745

Household Appliances - 0.4%
Helen of Troy Ltd. (a)	2,502	149,695

Housewares & Specialties - 0.8%
Newell Brands, Inc.	29,409	292,914

Human Resource & Employment Services - 1.2%
Insperity, Inc.	2,269	175,870
Paycom Software, Inc.	1,251	256,418
		432,288

Interactive Media & Services - 3.3%
Bumble, Inc. - Class A (a)	22,935	186,691
IAC, Inc. (a)	4,865	209,876
Match Group, Inc. (a)	7,576	247,811
TripAdvisor, Inc. (a)	8,757	129,341
Ziff Davis, Inc. (a)	4,660	253,225
ZoomInfo Technologies, Inc. (a)	14,595	153,393
		1,180,337

The accompanying notes are an integral part of these financial statements.

4

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.7%
DXC Technology Co. (a)	11,954	$238,841

Leisure Products - 1.3%
Hasbro, Inc.	3,809	212,961
YETI Holdings, Inc. (a)	6,533	251,586
		464,547

Life & Health Insurance - 0.8%
Lincoln National Corp.	8,563	271,533

Life Sciences Tools & Services - 2.7%
Azenta, Inc. (a)	4,448	222,400
Bio-Rad Laboratories, Inc. - Class A (a)	866	284,490
Maravai LifeSciences Holdings, Inc. - Class A (a)	28,356	154,540
Sotera Health Co. (a)	20,849	285,214
		946,644

Movies & Entertainment - 0.8%
Madison Square Garden Sports Corp. - Class A (a)	1,251	282,326

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	6,032	193,145

Oil & Gas Equipment & Services - 0.5%
NOV, Inc.	12,510	182,646

Oil & Gas Refining & Marketing - 0.4%
CVR Energy, Inc.	7,645	143,267

Other Specialty Retail - 0.6%
Bath & Body Works, Inc.	5,143	199,394

Packaged Foods & Meats - 0.6%
Nomad Foods Ltd.	12,929	216,949

Passenger Airlines - 0.9%
JetBlue Airways Corp. (a)	41,110	323,125

Passenger Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	2,446	197,172
Hertz Global Holdings, Inc. (a)	51,013	186,708
		383,880

The accompanying notes are an integral part of these financial statements.

5

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
Personal Care Products - 0.5%
Herbalife Ltd. (a)	26,827	$179,473

Property & Casualty Insurance - 1.5%
CNA Financial Corp.	5,282	255,490
Fidelity National Financial, Inc.	4,726	265,318
		520,808

Regional Banks - 3.2%
BankUnited, Inc.	8,736	333,453
First Hawaiian, Inc.	11,072	287,318
Flagstar Financial, Inc.	29,372	274,041
TFS Financial Corp.	19,321	242,672
		1,137,484

Restaurants - 0.6%
Cracker Barrel Old Country Store, Inc.	4,031	213,079

Semiconductor Materials & Equipment - 0.4%
Axcelis Technologies, Inc. (a)	2,224	155,391

Semiconductors - 3.3%
Ambarella, Inc. (a)	5,080	369,518
Cirrus Logic, Inc. (a)	2,641	262,991
Qorvo, Inc. (a)	2,032	142,098
Semtech Corp. (a)	6,207	383,902
		1,158,509

Specialized Consumer Services - 1.2%
Frontdoor, Inc. (a)	7,609	415,984

Specialty Chemicals - 1.8%
Eastman Chemical Co.	2,502	228,483
Ingevity Corp. (a)	4,587	186,920
NewMarket Corp.	443	234,059
		649,462

Systems Software - 0.9%
Gen Digital, Inc.	11,594	317,444

Technology Distributors - 0.7%
Avnet, Inc.	4,778	249,985

The accompanying notes are an integral part of these financial statements.

6

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 86.6% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 0.4%
Xerox Holdings Corp.	17,514	$147,643

Transaction & Payment Processing Services - 2.4%
Affirm Holdings, Inc. (a)	7,324	446,031
Jack Henry & Associates, Inc.	1,435	251,556
Marqeta, Inc. - Class A (a)	41,839	158,570
		856,157

Wireless Telecommunication Services - 1.4%
Telephone and Data Systems, Inc.	14,920	508,921
TOTAL COMMON STOCKS (Cost $30,714,315)		30,853,045

REAL ESTATE INVESTMENT TRUSTS - 13.2%
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT, Inc.	15,820	242,838
Host Hotels & Resorts, Inc.	12,374	216,792
Park Hotels & Resorts, Inc.	14,456	203,396
Service Properties Trust	37,808	96,032
		759,058

Mortgage REITs - 1.4%
Annaly Capital Management, Inc.	12,371	226,389
Chimera Investment Corp.	18,892	264,488
		490,877

Office REITs - 5.0%
BXP, Inc.	3,773	280,560
Douglas Emmett, Inc.	17,032	316,114
Highwoods Properties, Inc.	8,896	272,040
JBG SMITH Properties	15,557	239,111
SL Green Realty Corp.	4,726	320,990
Vornado Realty Trust	8,971	377,141
		1,805,956

Other Specialized REITs - 1.5%
EPR Properties	5,753	254,743
Outfront Media, Inc.	15,316	271,704
		526,447

Retail REITs - 2.5%
Federal Realty Investment Trust	2,242	250,992

The accompanying notes are an integral part of these financial statements.

7

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 13.2% (CONTINUED)	Shares	Value
Retail REITs - 2.5% (Continued)
Macerich Co.	16,970	$338,042
Regency Centers Corp.	3,943	291,506
		880,540

Single-Family Residential REITs - 0.7%
Equity LifeStyle Properties, Inc.	3,892	259,207
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,858,948)		4,722,085

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.41% (c)	7,654	7,654
TOTAL SHORT-TERM INVESTMENTS (Cost $7,654)		7,654

TOTAL INVESTMENTS - 99.8% (Cost $35,580,917)		$35,582,784
Other Assets in Excess of Liabilities - 0.2%		68,075
TOTAL NET ASSETS - 100.0%		$35,650,859

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

RESEARCH AFFILIATES DELETIONS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$35,582,784
Dividends receivable	70,343
Interest receivable	666
Total assets	35,653,793

LIABILITIES:
Payable to adviser, net (See Note 3)	2,934
Total liabilities	2,934
NET ASSETS	$35,650,859

NET ASSETS CONSISTS OF:
Paid-in capital	$35,671,856
Total distributable earnings (accumulated deficit)	(20,997)
Total net assets	$35,650,859

Net assets	$35,650,859
Shares issued and outstanding(a)	1,390,000
Net asset value per share	$25.65

COST:
Investments, at cost	$35,580,917

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2024 (a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$487,580
Interest income	1,640
Total investment income	489,220

EXPENSES:
Investment advisory fee (See Note 3)	39,153
Total expenses	39,153
Expense reimbursement by Adviser (See Note 3)	(30,118)
Net expenses	9,035
NET INVESTMENT INCOME	480,185

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	(238,440)
In-kind redemptions	229,083
Net realized loss	(9,357)

Net change in unrealized appreciation on:
Investments	1,867
Net change in unrealized appreciation	1,867
Net realized and unrealized loss	(7,490)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$472,695

(a) Inception date of the Fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$480,185
Net realized loss	(9,357)
Net change in unrealized appreciation	1,867
Net increase in net assets from operations	472,695

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(493,692)
Total distributions to shareholders	(493,692)

CAPITAL TRANSACTIONS:
Subscriptions	37,771,667
Redemptions	(2,100,032)
ETF transaction fees (See Note 1)	221
Net increase in net assets from capital transactions	35,671,856

NET INCREASE IN NET ASSETS	35,650,859

NET ASSETS:
Beginning of the period	—
End of the period	$35,650,859

SHARES TRANSACTIONS
Subscriptions	1,470,000
Redemptions	(80,000)
Total increase in shares outstanding	1,390,000

(a)	Inception date of the Fund was September 9, 2024.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain on investments(b)	Total from investment operations	From net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
12/31/2024(f)(g)	$24.90	0.39	0.72	1.11	(0.36)	(0.36)	$0.00(h)	$25.65	4.43%	$35,651	0.39%	0.09%	4.78%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was September 9, 2024.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Research Affiliates Deletions ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 9, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the total return performance, before fees and expenses, of the Research Affiliates Deletions Index (the “Index”). See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is December 31, 2024, and the period covered by these Notes to Financial Statements is from September 9, 2024 to December 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$30,853,045	$—	$—	$30,853,045
Real Estate Investment Trusts	4,722,085	—	—	4,722,085
Money Market Funds	7,654	—	—	7,654
Total Investments	$35,582,784	$—	$—	$35,582,784

Refer to the Schedule of Investments for further disaggregation of investment categories.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on September 9, 2024; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.39% to 0.09% of the Fund’s average daily net assets. The Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until September 3, 2025 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $30,118 of its advisory fee.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral would have been invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. There were no net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,200,630	$1,079,385

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$37,527,458	$2,066,083

There were no purchases or sales of U.S. Government securities during the current fiscal period.

RESEARCH AFFILIATES DELETIONS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income
$493,692

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 7, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Research Affiliates Deletions ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement for an initial two-year term. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser and the index provider, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of the Adviser’s resources to perform the services provided under the Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Fund’s index provider, including its review of the index provider’s process for maintaining the index that will be tracked by the Fund along with its oversight of index calculation agent.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board did receive and consider the back test results of the Research Affiliates Deletions Index which is the index the Fund intends to track.
Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other ETFs and mutual funds.
The Board considered the third-party peer group analysis that included a comparison of the Fund’s gross total expense ratio, net total expense ratio, and management fee against the average gross total expense ratio, average net total expense ratio, and average management fee for ETFs and mutual funds in the Fund’s peer group. The Fund’s gross total expense ratio (0.39%) was higher than the average for ETFs (0.32%) and was lower than the average for mutual funds (8.00%); the Fund’s net total expense ratio (0.39%) was higher than the average for ETFs (0.32%) and was lower than the average for mutual funds (0.93%); and the Fund’s management fee (0.39%) was higher than the average for ETFs (0.32%) and was lower than average for mutual funds (0.81%). The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective ETF and mutual fund peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other funds that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against both ETFs and mutual funds. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
NIXT	Quartile 3	Quartile 1	Quartile 3	Quartile 1	Quartile 3	Quartile 1
The Board noted that a number of peers under consideration were large and likely enjoyed economies of scale that are not currently available to the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Adviser in connection with providing advisory services to the Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and estimated data regarding the proposed advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay most all the expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program (if applicable), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser will not be profitable as it relates to their respective advisory fee arrangements.
Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 5, 2025